Segmented information (Schedule of segments, additions to property, plant and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 323,869	$ 348,543
Peru [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	160,878	123,288
Manitoba [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	90,628	161,849
British Columbia [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	50,082
Arizona [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	22,281	63,238
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 0	$ 168